Organization and Nature of Operations - Additional Information (Details) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Nov. 16, 2020 shares	Nov. 15, 2020 shares	Jul. 14, 2018 $ / shares shares	Jul. 13, 2018 shares
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit | $	$ 169,985		$ 153,202	$ 117,157
Net cash used in operating activities for continuing and discontinued operations | $	21,914	$ 18,890	28,304	33,173
Cash and cash equivalents | $	$ 20,616		$ 23,906	$ 14,584
Common stock, shares issued	7,042,000		3,189,000	550,814	2,900,000	73,000,000.0
Common stock, shares outstanding	7,042,000		3,189,000	550,814	2,900,000	73,000,000.0
Stock split ratio			0.04
Stockholders' Equity, Reverse Stock Split			In November 2020, the board of directors approved a Reverse Stock Split ratio of 1-for-25.
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001
Common Stock, Shares Authorized	300,000,000		300,000,000	300,000,000			25,000,000	10,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	10,000,000		10,000,000	10,000,000